Note 7 - Investment in Associate	12 Months Ended
Nov. 30, 2023
Statement Line Items [Line Items]
Disclosure of interests in associates [text block]
7.	Investment in Associate

The Company's investment in NevGold has been accounted for using the equity method effective July 13, 2023 (Note 6).

The changes in investment in NevGold from July 13, 2023 to November 30, 2023 are as follows:

Balance at November 30, 2022	$-
Investment in NevGold - July 13, 2023	6,335
Share of loss in NevGold	(147)
Share of OCI in NevGold	78
Gain on dilution of ownership interest in NevGold	31
Balance at November 30, 2023	$6,297

As of November 30, 2023, the fair value of the Company's investment in NevGold was approximately $5.3 million.

The equity accounting for NevGold is based on its published results to September 30, 2023, and an estimate of results for the period of October 1, 2023 to November 30, 2023. The following is a summary of the Condensed Consolidated Interim Statement of Financial Position of NevGold at September 30, 2023 on a 100% basis: current assets - $457, noncurrent assets - $21,120, total assets - $21,577, current liabilities - $510, non-current liabilities - $205 and net assets - $20,862. The following is a summary of the Condensed Consolidated Interim Statement of loss and comprehensive loss of NevGold for the nine months ended September 30, 2023 on a 100% basis: operating loss- $1,369, accretion- $15, business development - $689, consulting fees and salaries- $310, depreciation- $47, occupancy, administrative, and general expenses - $181, transfer agent and listing fees- $37, professional fees- $46, share-based compensation - $44, interest income - $20, non-controlling interest- $16, net loss - $1,333, and other comprehensive income - $453. The Company's equity share of NevGold's estimated net loss for the year ended November 30, 2023 was $147 (2022 - $nil).